RELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
RELATED PARTIES
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Founder Shares

On December 8, 2021, the Sponsor received 6,870,130 of the Company’s Class B ordinary shares (the “Founder Shares”) in exchange for a payment $25,000 of offering costs made on behalf of the Company.

On April 1, 2022, the Sponsor transferred a total of 850,000 Class B ordinary shares to certain of the Company’s officers and directors. These 850,000 shares are not subject to forfeiture in the event the forward purchaser elects to terminate or reduce its commitment to purchase the agreed forward purchase securities pursuant to the forward purchase agreement (see Note 6). Management has determined that the fair market value for the Founder Shares ($4,564,500 or $5.37 per share) should be disclosed as unrecognized, non-employee, equity-based compensation as of the transfer date. The non-employee, equity-based compensation component of these transactions will be recognized at the time of a business combination, if any.

On October 10, 2023, the underwriter informed the Company that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Class B ordinary shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company prior to the consummation of the Initial Public Offering.

3,435,065 Founder Shares are subject to forfeiture immediately prior to the closing of the Company’s initial business combination depending on the amount of the proceeds received under the forward purchase agreement, or in the event of our liquidation and subsequent dissolution. The number of the Founder Shares outstanding, which includes 3,435,065 Class B ordinary shares issued in connection with the forward purchase agreement.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their shares of ordinary shares for cash, securities or other property.

On July 8, 2025, the Sponsor agreed to convert 4,000,000 Class B ordinary shares of the Company into 4,000,000 Class A ordinary shares of the Company.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Convertible Note Payable - Sponsor

On January 28, 2025, the Company issued an unsecured promissory note (the “Note”) in the principal amount of up to $1,900,000 to the Sponsor, of which $700,000 was advanced as of December 31, 2025 and $840,000 was advanced as of December 31, 2024. The Note does not bear interest and is repayable in full upon consummation of the Company’s initial business combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert all or a portion of up to $1,500,000 of the unpaid principal balance of the Note into that number of warrants to purchase one Class A ordinary share, $0.0001 par value per share, of the Company (the “Working Capital Warrants”) equal to the principal amount of the Note so converted divided by $1.00. The terms of the Working Capital Warrants will be identical to the terms of the warrants issued by the Company to the Sponsor in a private placement that took place simultaneously with the Company’s initial public offering. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. As of June 30, 2026 and December 31, 2025, the amount outstanding on this Note was $1,900,000 and $1,540,000, respectively.

Note Payable – Sponsor

On June 25, 2025, the Company issued a non – convertible unsecured promissory note (the “Second Note”) in the principal amount of up to $2,500,000 to the Sponsor. The Second Note does not bear interest and is repayable upon the earlier of the consummation of the Company’s initial business combination and the last day that the Company has to complete a business combination. As of June 30, 2026 and December 31, 2025, the Company borrowed $2,500,000 and $1,700,000, respectively under the Second Note.

Related Party Loans

On March 29, 2024, the Sponsor advanced the Company $3,500 for working capital purposes. On May 13, 2026, the Sponsor advanced an additional $70,000 to the Company for working capital purposes. These advances are non-interest bearing and are due on demand. These related party transaction are included on the accompanying balance sheets as a related party payable. As of June 30, 2026 and December 31, 2025, the Company borrowed $73,500 and $3,500, respectively under the related party payable.

NOTE 5 — RELATED PARTIES

Founder Shares

On December 8, 2021, the Sponsor received 6,870,130 of the Company’s Class B ordinary shares (the “Founder Shares”) in exchange for a payment $25,000 of offering costs made on behalf of the Company.

On April 1, 2022, the Sponsor transferred a total of 850,000 Class B ordinary shares to certain of the Company’s officers and directors. These 850,000 shares are not subject to forfeiture in the event the forward purchaser elects to terminate or reduce its commitment to purchase the agreed forward purchase securities pursuant to the forward purchase agreement (see Note 6). Management has determined that the fair market value for the Founder Shares ($4,564,500 or $5.37 per share) should be disclosed as unrecognized, non-employee, equity-based compensation as of the transfer date. The non-employee, equity-based compensation component of these transactions will be recognized at the time of a business combination, if any.

On October 10, 2023, the underwriter informed the Company that it will not be exercising the over-allotment option. As a result, the Sponsor forfeited an aggregate of 448,052 Class B ordinary shares of the Company, par value $0.0001 per share. Such forfeited shares were cancelled by the Company prior to the consummation of the Initial Public Offering.

3,435,065 Founder Shares are subject to forfeiture immediately prior to the closing of the Company’s initial business combination depending on the amount of the proceeds received under the forward purchase agreement, or in the event of our liquidation and subsequent dissolution. The number of the Founder Shares outstanding, which includes 3,435,065 Class A and Class B ordinary shares issued in connection with the forward purchase agreement.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $11.50 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their shares of ordinary shares for cash, securities or other property.

On July 8, 2025, the Sponsor agreed to convert 4,000,000 Class B ordinary shares of the Company into 4,000,000 Class A ordinary shares of the Company.

General and Administrative Services

Commencing on August 1, 2021, the Company has agreed to pay the Sponsor a total of $300,000 for office space, utilities and secretarial and administrative support for up to 36 months. For the years ended December 31, 2025 and 2024, administrative support fees expense was $0 and $34,330, respectively.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

Convertible Note Payable – Sponsor

On January 28, 2025, the Company issued a convertible unsecured promissory note (the “Note”) in the principal amount of up to $1,900,000 to the Sponsor, of which $700,000 was advanced during the year ended December 31, 2025 and $840,000 was advanced during the year ended December 31, 2024. The Note does not bear interest and is repayable in full upon consummation of the Company’s initial business combination. If the Company does not complete a Business Combination, the Note shall not be repaid and all amounts owed under it will be forgiven. Upon the consummation of a Business Combination, the Sponsor shall have the option, but not the obligation, to convert all or a portion of up to $1,500,000 of the unpaid principal balance of the Note into that number of warrants to purchase one Class A ordinary share, $0.0001 par value per share, of the Company (the “Working Capital Warrants”) equal to the principal amount of the Note so converted divided by $1.00. The terms of the Working Capital Warrants will be identical to the terms of the warrants issued by the Company to the Sponsor in a private placement that took place simultaneously with the Company’s initial public offering. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. The Note is subject to customary events of default, the occurrence of which automatically trigger the unpaid principal balance of the Note and all other sums payable with regard to the Note becoming immediately due and payable. As of December 31, 2025 and December 31, 2024, the amount outstanding on this Note was $1,540,000 and $840,000, respectively.

Note Payable – Sponsor

On June 25, 2025, the Company issued a non-convertible unsecured promissory note (the “Second Note”) in the principal amount of up to $2,500,000 to the Sponsor. The Second Note does not bear interest and is repayable upon the earlier of the consummation of the Company’s initial business combination and the last day that the Company has to complete a business combination. As of December 31, 2025, the Company borrowed $1,700,000 under the Second Note.

Related Party Loans

On March 29, 2024, the Sponsor advanced the Company $3,500 for working capital purposes. The advances are non-interest bearing and are due on demand. This related party transaction is included on the accompanying balance sheets as a related party payable.